LEASE - Lease Liability Maturities (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
LEASE
For the six months ending September 30, 2024	$ 55,393
For the year ending March 31, 2025	27,696
For the year ending March 31, 2026	20,772
Total minimum lease payments	103,861
Less: Imputed interest	(3,105)
Total Lease liabilities	$ 100,756	$ 98,135